Debt - Unsecured Bonds (Detail) - EUR (€)		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt [Line Items]
Non-current portion of non-current borrowings		€ 7,270,000,000	€ 6,473,000,000	€ 5,705,000,000
Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 5,439,000,000	4,545,000,000
Euro [Member] | Unsecured EUR Bonds Due 09/06/2023 1/2 percent [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings			500,000,000
Euro [Member] | Unsecured EUR Bonds Due 09/06/2023 1/2 percent [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		0.634%
Euro [Member] | Unsecured EUR Bonds Due 05/02/2024 3/4 percent [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings			500,000,000
Euro [Member] | Unsecured EUR Bonds Due 05/02/2024 3/4 percent [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		0.861%
Euro [Member] | Unsecured EUR Bonds Due 22/05/2026 1/2 percent [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 750,000,000	750,000,000
Euro [Member] | Unsecured EUR Bonds Due 22/05/2026 1/2 percent [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		0.608%
Euro [Member] | Unsecured EUR Bonds Due 05/02/2028 1 3/8 Percent [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 500,000,000	500,000,000
Euro [Member] | Unsecured EUR Bonds Due 05/02/2028 1 3/8 Percent [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		1.523%
Euro [Member] | Unsecured EUR Bonds Due 30/03/2025 1 3/8% [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 346,000,000	500,000,000
Euro [Member] | Unsecured EUR Bonds Due 30/03/2025 1 3/8% [Member] | Effective interest rate [Member] | Unsecured bonds [Member]
Debt [Line Items]
Borrowings, interest rate		1.509%
Euro [Member] | Unsecured EUR Bonds Due 30/03/2030 2% [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 500,000,000	500,000,000
Euro [Member] | Unsecured EUR Bonds Due 30/03/2030 2% [Member] | Effective interest rate [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		0.02128
Euro [Member] | Unsecured EUR Bonds Due 05/05/2027 1 7/8% [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 750,000,000
Euro [Member] | Unsecured EUR Bonds Due 05/05/2027 1 7/8% [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		2.049%
Euro [Member] | Unsecured EUR Bonds Due 05/11/2029 2 1/8% [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 650,000,000
Euro [Member] | Unsecured EUR Bonds Due 05/11/2029 2 1/8% [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		2.441%
Euro [Member] | Unsecured EUR Bonds Due 05/05/2033 2 5/8% [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 600,000,000
Euro [Member] | Unsecured EUR Bonds Due 05/05/2033 2 5/8% [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		2.71%
US Dollar [Member] | Unsecured bonds [Member]
Debt [Line Items]
Unsecured bonds adjustments	[1]	€ (57,000,000)	(37,000,000)
US Dollar [Member] | Unsecured USD Bonds Due 05/15/2025 7 3/4 Percent [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 51,000,000	56,000,000
US Dollar [Member] | Unsecured USD Bonds Due 05/15/2025 7 3/4 Percent [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		7.429%
US Dollar [Member] | Unsecured USD Bonds Due 06/01/2026 7 1/5 Percent [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 119,000,000	120,000,000
US Dollar [Member] | Unsecured USD Bonds Due 06/01/2026 7 1/5 Percent [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		6.885%
US Dollar [Member] | Unsecured USD Bonds Due 05/15/2025 7 1/8 Percent [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 78,000,000	74,000,000
US Dollar [Member] | Unsecured USD Bonds Due 05/15/2025 7 1/8 Percent [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		6.794%
US Dollar [Member] | Unsecured USD Bonds Due 11/03/2038 6 7/8 Percent [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 683,000,000	641,000,000
US Dollar [Member] | Unsecured USD Bonds Due 11/03/2038 6 7/8 Percent [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		7.21%
US Dollar [Member] | Unsecured USD Bonds Due 03/15/2042 5 Percent [Member] | Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 470,000,000	€ 441,000,000
US Dollar [Member] | Unsecured USD Bonds Due 03/15/2042 5 Percent [Member] | Effective interest rate [Member] | Long-term borrowings [member]
Debt [Line Items]
Borrowings, interest rate		5.273%

[1]	Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.